Business and segmental reporting - Companys revenue contribution (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues	$ 230,042,240	$ 210,179,181	$ 195,935,392
Voyage Services [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			79.00%
Charterer A [Member]
Concentration Risk [Line Items]
Revenues		27,025,590	$ 34,797,654
Concentration Risk, Percentage	10.00%
Voyage Charters [Member]
Concentration Risk [Line Items]
Revenues	$ 218,969,349	193,679,937
Time charters [Member]
Concentration Risk [Line Items]
Revenues	10,974,608	2,453,062
Pooling Arrangements [Member]
Concentration Risk [Line Items]
Revenues	$ 98,283	$ 14,046,182
Concentration Risk, Percentage			20.00%